ALLIANCE MUNICIPAL TRUST-GENERAL PORTFOLIO

ALLIANCE CAPITAL

SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           MUNICIPAL BONDS-69.2%
           ALABAMA-0.4%
           BIRMINGHAM IDR
           (O'Neal Steel) AMT VRDN*
$  4,745   6/01/08                                      5.45%   $ 4,745,000

           ARIZONA-1.7%
           PHOENIX IDA
           (America West Airlines) AMT VRDN*
  10,000   8/01/16                                      5.60     10,000,000
           PHOENIX IDA MFHR
           (Mariners Pointe Apts. Project)
           Series '93A AMT VRDN*
   8,420   10/01/23                                     5.30      8,420,000
                                                                -----------
                                                                 18,420,000

           ARKANSAS-0.7%
           ARKANSAS IDB
           (Potlatch Corp. Project)
           Series '95A AMT VRDN*
   7,250   8/01/25                                      5.15      7,250,000

           CALIFORNIA-10.7%
           ALAMEDA COUNTY TRAN
  10,000   7/05/96                                      4.00     10,024,133
           CALIFORNIA GO RAW
           Series C
  23,000   4/25/96                                      3.83     23,133,001
           LONG BEACH
           Res. Rec.: (Southeast Fac. Auth. Lease Rev.)
           Series '95B AMT VRDN*
   8,900   12/01/18                                     5.30      8,900,000
           LOS ANGELES
           (Channel Gateway Apts.)
           Series '89B AMT VRDN*
  31,500   8/01/19                                      5.45     31,500,000
           LOS ANGELES COUNTY GO TRAN
           Series '95
  20,000   7/01/96                                      4.00     20,044,503
           LOS ANGELES TRAN
           (Unified School District)
   7,500   7/03/96                                      3.95      7,518,770
           MARIN COUNTY HFA MFHR
           (Crest Marin II Apts.)
           Series A AMT VRDN*
   7,650   10/15/29                                     5.45      7,650,000
           OCEANSIDE MFHR
           (Riverview Springs Apts.)
           Series '90A AMT VRDN*
   7,380   7/01/20                                      5.60%     7,380,000
                                                                -----------
                                                                116,150,407

           COLORADO-2.2%
           COLORADO STUDENT OBLIGATION BOND AUTHORITY
           Student Loan Revenue Series '90A AMT VRDN*
  16,000   9/01/24                                      5.20     16,000,000
           PUEBLO COUNTY IDR
           (Kaiser Aerospace & Electronics Project)
           Series '87 AMT VRDN*
   7,700   9/01/07                                      5.30      7,700,000
                                                                -----------
                                                                 23,700,000

           DISTRICT OF COLUMBIA-0.8%
           DISTRICT OF COLUMBIA HFA MFHR
           (Tyler Housing Trust) AMT VRDN*
   9,000   8/01/25                                      5.50      9,000,000

           FLORIDA-0.9%
           BROWARD COUNTY HFA MFHR
           (Parkview Partnership Ltd.) VRDN*
   1,000   12/01/10                                     5.25      1,000,000
           BROWARD COUNTY HFA MFHR
           (Sawgrass Pines Apts.)
           Series '93A AMT VRDN*
   6,000   11/01/23                                     5.50      6,000,000
           DADE COUNTY SOLID WASTE IDR
           (Montenay-Dade Ltd. Project)
           Series '90A AMT VRDN*
   2,935   12/01/13                                     5.10      2,935,000
                                                                -----------
                                                                  9,935,000

           GEORGIA-0.3%
           CARTERSVILLE IDR
           (Bliss & Laughlin Steel)
           Series '88 AMT VRDN*
   3,600   12/01/18                                     5.50      3,600,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           IDAHO-0.5%
           IDAHO GO TAN
           Series '95
$  5,000   6/27/96                                      3.80%   $ 5,016,404

           ILLINOIS-11.8%
           CHICAGO AIRPORT REVENUE
           (Northwest Airlines Project)
           Series A AMT VRDN*
   8,000   2/01/24                                      5.55      8,000,000
           CHICAGO AIRPORT REVENUE
           (Northwest Airlines Project)
           Series B AMT VRDN*
  16,400   2/01/24                                      5.55     16,400,000
           CHICAGO AIRPORT REVENUE
           (O'Hare International Airport)
           Series '88A AMT VRDN*
  29,950   1/01/18                                      5.40     29,950,000
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.) Series '88 VRDN*
  18,420   7/01/18                                      5.45     18,420,000
           FRANKLIN PARK IDR
           (Maclean-Fogg Co. Project)
           Series '95 AMT VRDN*
   5,000   2/01/07                                      5.40      5,000,000
           ILLINOIS DEVELOPMENT FINANCE AUTHORITY
           (Latin School of Chicago) VRDN*
   1,500   6/01/30                                      5.50      1,500,000
           ILLINOIS DEVELOPMENT FINANCE AUTHORITY
           (U.G.N. Inc. Project) Series '86 AMT VRDN*
   3,500   9/15/11                                      5.80      3,500,000
           ILLINOIS DEVELOPMENT FINANCE AUTHORITY
           (Valspar Corp.) Series '95 AMT VRDN*
   6,000   8/01/15                                      5.25      6,000,000
           ILLINOIS DEVELOPMENT FINANCE AUTHORITY IDR
           (Crane Tripp Partners Project) AMT PPB*
   4,075   2/01/13                                      5.35      4,075,000
           ILLINOIS DEVELOPMENT FINANCE AUTHORITY IDR
           (THK America Inc. Project)
           Series '91 AMT VRDN*
   3,700   7/01/11                                      5.80      3,700,000
           ILLINOIS HOUSING DEVELOPMENT
           AUTHORITY SFMR
           (Home Mortgage Program)
           Series PT-7 AMT VRDN*
  31,835   8/01/19                                      4.00     31,835,000
                                                                -----------
                                                                128,380,000

           INDIANA-1.6%
           INDIANA EMP. DEV. COMM. IDR
           (O'Neal Steel) AMT VRDN*
   1,000   4/01/10                                      5.45      1,000,000
           RUSHVILLE IDR
           (Fujitsu Ten America) Series '86 AMT VRDN*
   3,600   11/01/96                                     4.25      3,600,000
           SOUTH BEND REDEVELOPMENT AUTHORITY
           (College Football Hall of Fame) VRDN*
   5,200   2/01/19                                      5.40      5,200,000
           ST. JOSEPH'S COUNTY
           (Edcoat Limited Partnership)
           Series '95 AMT VRDN*
   5,000   9/01/25                                      5.50      5,000,000
           WESTFIELD IDR
           (Porter Project) Series '89 AMT VRDN*
   2,300   12/01/09                                     5.25      2,300,000
                                                                -----------
                                                                 17,100,000

           IOWA-0.5%
           DUBUQUE IDR
           (Jeld-Wen, Inc.) Series '88 AMT VRDN*
   5,000   10/01/08                                     5.60      5,000,000

           KENTUCKY-0.9%
           BOWLING GREEN IDR
           (Fastener Inc. Project)
           Series '88 AMT VRDN*
   4,125   3/01/08                                      5.80      4,125,000
           BOWLING GREEN IDR
           (Woodcraft Industries, Inc.)
           Series '95 AMT VRDN*
   5,400   3/01/25                                      5.50      5,400,000
                                                                -----------
                                                                  9,525,000

           MASSACHUSETTS-0.0%
           MASSACHUSETTS IDR
           (Wing Realty Trust) VRDN*
     267   10/01/99                                     5.53        267,300


2



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           MICHIGAN-1.1%
           MICHIGAN HOUSING DEVELOPMENT
           AUTHORITY MFHR
           (Woodland Meadows Apts.) AMT VRDN*
$  9,500   11/01/13                                     5.20%   $ 9,500,000
           MICHIGAN MUNICIPAL BOND AUTHORITY
           Series B
   2,500   7/03/96                                      3.80      2,508,471
                                                                -----------
                                                                 12,008,471

           MISSOURI-0.6%
           MEXICO IDA
           (Optec D.D. USA Inc. Project)
           Series '87 AMT VRDN*
   7,000   10/01/97                                     5.23      7,000,000

           NEBRASKA-0.3%
           DOUGLAS COUNTY IDR
           (QO Chemicals Inc. Project)
           Series '90 AMT VRDN*
   3,500   10/01/01                                     5.55      3,500,000

           NEVADA-0.4%
           NEVADA IDR
           (Cimco, Inc. Project) Series A AMT VRDN*
   4,485   9/15/08                                      5.45      4,485,000

           NEW HAMPSHIRE-0.7%
           NASHUA HOUSING AUTHORITY MFHR
           (Clocktower Project) AMT VRDN*
   7,558   10/20/28                                     5.85      7,558,000

           NEW JERSEY-1.4%
           JERSEY CITY BAN
  15,000   9/27/96                                      4.00     15,079,776

           NEW MEXICO-0.3%
           SANTA FE MORTGAGE REVENUE SMFR
           (Home Mortgage Revenue)
           Series '95B AMT PPB*
   3,000   11/01/28                                     4.00      3,000,000

           NEW YORK-2.8%
           NEW YORK GO RAN
           Series A
  20,000   4/11/96                                      3.90     20,031,847
           NEW YORK GO TAN
           Series A
  10,000   2/15/96                                      3.75     10,008,202
                                                                -----------
                                                                 30,040,049

           NORTH CAROLINA-5.7%
           BLADEN COUNTY PCFA PCR
           (BCH Energy Project) Series '93 AMT VRDN*
  18,000   11/01/20                                     5.40     18,000,000
           LENOIR COUNTY IDR PCR
           (Carolina Energy Project) AMT VRDN*
  30,000   7/01/22                                      5.40     30,000,000
           NCNB POOLED MUNICIPAL TRUST
           Series '90B VRDN*
   8,855   11/15/20                                     4.25      8,855,000
           ROBESON COUNTY IDR
           (Core Industries) Series '91 AMT VRDN*
   5,000   8/01/06                                      5.40      5,000,000
                                                                -----------
                                                                 61,855,000

           OREGON-0.6%
           OREGON ECONOMIC DEVELOPMENT AUTHORITY
           (Toyo Tanso USA) Series CXLVII AMT VRDN*
   6,000   2/02/12                                      5.38      6,000,000
           PENNSYLVANIA-3.0%
           HORSHAM TOWNSHIP IDR
           (Wilgoco II Associates) Series '84 VRDN*
   2,650   12/01/11                                     5.53      2,650,000
           PHILADELPHIA GO TRAN
           Series A
  18,000   6/27/96                                      3.92     18,047,369
           PHILADELPHIA HOSPITAL REVENUE
           (Charter Hospital) Series '86 VRDN*
   4,175   1/01/01                                      5.20      4,175,000
           PHILADELPHIA SCHOOL DISTRICT TRAN
   8,000   6/28/96                                      3.95      8,020,748
                                                                -----------
                                                                 32,893,117


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           RHODE ISLAND-0.5%
           RHODE ISLAND GO TAN
$  5,000   6/28/96                                      3.65%    $5,020,057

           SOUTH CAROLINA-1.7%
           LAURENS COUNTY IDR
           (Nicca USA Project) AMT VRDN*
   8,500   4/01/09                                      5.45      8,500,000
           PIEDMONT MUNICIPAL POWER AGENCY
           Pre-refunded
   1,000   1/01/96                                      4.20      1,030,000
           SOUTH CAROLINA JOBS IDR
           (Venture Packaging) Series '95 AMT VRDN*
   8,325   4/01/16                                      5.35      8,325,000
                                                                -----------
                                                                 17,855,000
           TENNESSEE-0.9%
           HAMILTON COUNTY INDUSTRIAL DEVELOPMENT
           (Komatsu American Manufacturing)
           Series '85 VRDN*
   5,000   11/01/05                                     5.30      5,000,000
           NASHVILLE COUNTY
           Metro Water & Sewer Pre-refunded
   5,000   1/01/96                                      4.25      5,100,000
                                                                -----------
                                                                 10,100,000

           TEXAS-7.2%
           CALHOUN COUNTY IDA
           (Formosa Plastics Corp.)
           Series '94 VRDN*
   6,000   11/01/15                                     5.30      6,000,000
           CENTRAL WACO DEVELOPMENT CORP.
           (Enterprise Zone Facility
           Rev.- Convention Hotels)
           Series '95 AMT VRDN*
   3,000   11/01/15                                     5.40      3,000,000
           GULF COAST IDA
           (Gruma Corp.) AMT VRDN*
   6,850   11/01/09                                     5.50      6,850,000
           GULF COAST SOLID WASTE
           (Amoco Project) PPB*
   5,700   4/01/15                                      3.85      5,700,000
           HARRIS COUNTY GO TAN
           Series '95
   5,000   2/28/96                                      3.60      5,005,042
           LOWER COLORADO RIVER AUTHORITY
           Pre-refunded
   9,000   1/01/96                                      4.20      9,180,000
           NORTH TEXAS HIGHER EDUCATION
           Student Loan Revenue
           Series '87 AMT VRDN*
  10,000   12/01/05                                     5.55     10,000,000
           PANHANDLE PLAINS STUDENT LOAN REVENUE
           Series '95A AMT VRDN*
   4,500   6/01/25                                      5.20      4,500,000
           SAN ANTONIO IDA
           (Gruma Corp.) AMT VRDN*
   5,550   11/01/09                                     5.50      5,550,000
           TARRANT COUNTY IDR
           (AL- Ko Southwest Inc.) AMT VRDN*
   2,500   4/01/00                                      5.75      2,500,000
           TEXAS GO TRAN
           Series '95A
  20,000   8/30/96                                      4.00     20,095,048
                                                                -----------
                                                                 78,380,090

           VIRGINIA-0.9%
           VIRGINIA HOUSING DEVELOPMENT AUTH.
           (AHC Service Corp.- Lee Gardens)
           Series '87A VRDN*
   9,900   9/01/17                                      5.35      9,900,000

           WASHINGTON-7.1%
           PILCHUCK IDR
           (Canyon Park Assoc. Lot #12)
           Series III '89 VRDN*
   1,584   8/01/04                                      5.85      1,584,000
           PILCHUCK IDR
           (Hillsdale Assoc. Lot #6)
           Series III '89 VRDN*
   1,128   8/01/09                                      5.85      1,128,000
           PILCHUCK IDR
           (Kohkoku USA Project) AMT VRDN*
   4,000   11/01/99                                     5.38      4,000,000


4



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           PILCHUCK IDR
           (Omni Assoc. Lot 7) Series III '89 VRDN*
$  1,406   8/01/10                                      5.85%   $ 1,406,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project) AMT VRDN*
   6,200   8/01/07                                      5.80      6,200,000
           REDMOND PUBLIC COMM. IDR
           (Hinds Project Lot #4) VRDN*
     625   8/01/05                                      5.85        625,000
           REDMOND PUBLIC COMM. IDR
           (Trinity @ Canyon Park) VRDN*
     532   8/01/02                                      5.85        532,000
           REDMOND PUBLIC COMM. IDR
           (Willows Project Lot #2) VRDN*
     460   8/01/05                                      5.85        460,000
           WASHINGTON HFA MFHR
           (Arbor Park Project) Series '94 AMT VRDN*
   5,500   10/01/24                                     5.30      5,500,000
           WASHINGTON HOUSING FINANCE COMMISSION MFHR
           (Heatherstone Apts.) Series '95 AMT VRDN*
   9,800   7/01/25                                      5.40      9,800,000
           WASHINGTON PUBLIC POWER SUPPLY
           (Nuclear Project #3) Series 3A-2 VRDN*
  25,000   7/01/18                                      5.35     25,000,000
           WASHINGTON STUDENT LOAN FINANCE
           ASSOCIATION
           Third Program Series B AMT VRDN*
  21,000   12/01/02                                     5.35     21,000,000
                                                                -----------
                                                                 77,235,000

           WEST VIRGINIA-0.5%
           MARION COUNTY SOLID WASTE
           (Grant Town Cogeneration)
           Series '92A AMT VRDN*
   5,100   10/01/17                                     5.15      5,100,000

           WISCONSIN-0.5%
           WISCONSIN GO
           Operating Notes Series '95
   5,000   6/17/96                                      3.63      5,019,269
           Total Municipal Bonds
           (amortized cost $750,117,940)                       $750,117,940

           COMMERCIAL PAPER-34.1%
           CALIFORNIA-2.5%
           ANAHEIM ELECTRIC REV. NOTES
$  8,700   2/13/96                                      3.60%     8,700,000
           CALIFORNIA PCR
           (Pacific Gas & Electric) Series '88D AMT
   9,000   2/23/96                                      3.80      9,000,000
           TUSTIN ASSESSMENT DISTRICT 85-1
   9,570   1/17/96                                      4.30      9,570,000
                                                                -----------
                                                                 27,270,000

           COLORADO-2.8%
           DENVER AIRPORT REVENUE
           Series B AMT
   8,500   2/01/96                                      4.10      8,500,000
           DENVER AIRPORT REVENUE
           Series D AMT
  21,730   2/09/96                                      4.10     21,730,000
                                                                -----------
                                                                 30,230,000

           FLORIDA-2.7%
           ST. LUCIE COUNTY PCR
           (Florida Power & Light) Series '94A
   5,500   3/12/96                                      3.65      5,500,000
           ST. LUCIE COUNTY PCR
           (Florida Power & Light) Series '94A
  11,750   3/28/96                                      3.65     11,750,000
           SUNSHINE STATE GOVERNMENT FINANCE
           COMMISSION
           Series '86
   6,000   2/09/96                                      3.60      6,000,000
           SUNSHINE STATE GOVERNMENT FINANCE
           COMMISSION
           Series '86
   6,000   1/22/96                                      3.65      6,000,000
                                                                -----------
                                                                 29,250,000

           ILLINOIS-2.8%
           DECATUR WATER REVENUE
           (New South Water Treatment) Series '85
   3,800   2/06/96                                      3.65      3,800,000
           DECATUR WATER REVENUE
           (New South Water Treatment) Series '85
   3,000   1/17/96                                      4.10      3,000,000


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
           Pooled Finance Authority
$ 23,300   2/20/96                                      3.60%   $23,300,000
                                                                -----------
                                                                 30,100,000

           INDIANA-4.0%
           INDIANA DEVELOPMENT FINANCE AUTHORITY
           SOLID WASTE REVENUE
           (Pure Air Lake) Series '90A AMT
   4,750   2/09/96                                      3.90      4,750,000
           INDIANA DEVELOPMENT FINANCE AUTHORITY
           SOLID WASTE REVENUE
           (Pure Air Lake) Series '90A AMT
  10,000   2/09/96                                      3.95     10,000,000
           INDIANA DEVELOPMENT FINANCE AUTHORITY
           SOLID WASTE REVENUE
           (Pure Air Lake) Series '90A AMT
   6,250   2/15/96                                      4.00      6,250,000
           INDIANA DEVELOPMENT FINANCE AUTHORITY
           SOLID WASTE REVENUE
           (Pure Air Lake) Series '91 AMT
   8,500   2/15/96                                      4.00      8,500,000
           INDIANA DEVELOPMENT FINANCE AUTHORITY
           SOLID WASTE REVENUE
           (Pure Air Lake) Series '91 AMT
   2,200   2/15/96                                      4.10      2,200,000
           JASPER COUNTY
           (N. Indiana Public Service Project)
           Series '88B
  12,000   3/27/96                                      3.65     12,000,000
                                                                -----------
                                                                 43,700,000

           LOUISIANA-1.0%
           ST. CHARLES PARISH
           (Shell Oil Co.) Series '95
  11,000   2/28/96                                      3.60     11,000,000

           MASSACHUSETTS-1.8%
           MASSACHUSETTS WATER RESOURCES AUTHORITY
   7,000   4/08/96                                      3.60      7,000,000
           MASSACHUSETTS WATER RESOURCES AUTHORITY
  12,100   3/29/96                                      3.65     12,100,000
                                                                -----------
                                                                 19,100,000

           NEVADA-1.4%
           WASHOE COUNTY WATER FACILITIES
           (Sierra Pacific Power Co.) Series '90 AMT
  10,000   3/11/96                                      3.70     10,000,000
           WASHOE COUNTY WATER FACILITIES
           (Sierra Pacific Power Co.) Series '90 AMT
   5,245   3/22/96                                      3.75      5,245,000
                                                                -----------
                                                                 15,245,000

           NEW YORK-0.6%
           NEW YORK CITY MUNICIPAL WATER DISTRICT
           Series 4
   6,700   2/07/96                                      3.85      6,700,000

           NORTH CAROLINA-1.0%
           NORTH CAROLINA MUNICIPAL POWER AGENCY
           (Catawba Project #1)
  11,510   1/29/96                                      3.65     11,510,000

           OHIO-1.6%
           MONTGOMERY COUNTY
           (Miami Hospital) Series B
   2,000   2/09/96                                      3.80      2,000,000
           MONTGOMERY COUNTY
           (Miami Hospital) Series C
   1,500   2/09/96                                      3.80      1,500,000
           OHIO AIR QUALITY PCR
           (Dusquesne Light Co.) Series '88 AMT
  10,850   1/26/96                                      3.80     10,850,000
           OHIO WATER DEVELOPMENT AUTHORITY PCR
           (Dusquesne Light Co.) Series '88 AMT
   2,900   2/16/96                                      3.85      2,900,000
                                                                -----------
                                                                 17,250,000


6



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           PENNSYLVANIA-4.0%
           ALLEGHENY COUNTY
           (U.S. Steel Environment Imp.) Series '86
$  2,400   3/08/96                                      3.70%   $ 2,400,000
           CARBON COUNTY
           Res. Rec.:(Panther Creek Project)
           Series '90A AMT
   5,000   3/18/96                                      3.60      5,000,000
           PHILADELPHIA GAS WORKS
           Series B
   5,900   3/11/96                                      3.60      5,900,000
           PHILADELPHIA GAS WORKS
           Series B
   9,000   2/08/96                                      3.85      9,000,000
           PHILADELPHIA GO
           Series '90
  10,000   1/25/96                                      3.85     10,000,000
           PHILADELPHIA GO
           Series '90
   3,000   1/17/96                                      4.10      3,000,000
           VENANGO INDUSTRIAL AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   8,000   3/18/96                                      3.60      8,000,000
                                                                -----------
                                                                 43,300,000

           TEXAS-3.5%
           AUSTIN UTILITY SYSTEMS
           (Travis & Williamson County) Series A
   5,000   3/11/96                                      3.60      5,000,000
           BRAZOS RIVER AUTHORITY
           (Texas Utility Electric Co.)
           Series '94A AMT
   3,700   3/11/96                                      3.70      3,700,000
           BRAZOS RIVER AUTHORITY
           (Texas Utility Electric Co.)
           Series '94A AMT
   9,170   2/07/96                                      4.00      9,170,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   5,600   3/29/96                                      3.60      5,600,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
$  7,600   3/25/96                                      3.65%    $7,600,000
           PORT DEVELOPMENT CORP.
           (Mitsui Marine Terminal Project)
           Series '85A
   6,850   2/12/96                                      3.65      6,850,000
                                                                -----------
                                                                 37,920,000

           UTAH-2.5%
           EMERY COUNTY PCR
           (Pacificorp Project) Series '91
  10,100   1/29/96                                      3.65     10,100,000
           SALT LAKE CITY HOSPITAL REVENUE
           Pooled Hospital Financing Series '90
   2,490   2/09/96                                      3.90      2,490,000
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.) Series A AMT
  15,000   2/15/96                                      3.90     15,000,000
                                                                -----------
                                                                 27,590,000

           WEST VIRGINIA-1.6%
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.) Series '89A AMT
  10,000   3/11/96                                      3.70     10,000,000
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.) Series '89A AMT
   7,000   2/08/96                                      3.95      7,000,000
                                                                -----------
                                                                 17,000,000


7



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                  YIELD           VALUE
-----------------------------------------------------------------------------
           WISCONSIN-0.3%
           WISCONSIN HEALTH & EDUCATION AUTHORITY
           (Alexian Village of Milwaukee)
           Series '88
$  3,000   1/25/96                                     3.90%   $    3,000,000
           Total Commercial Paper
           (amortized cost $370,165,000)                          370,165,000
           TOTAL INVESTMENTS-103.3%
           (amortized cost $1,120,282,940)                     $1,120,282,940
           Other assets less liabilities-(3.3%)                   (36,082,754)
           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 1,086,124,231 shares outstanding)        $1,084,200,186


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:
    AMT    Alternative Minimum Tax
    BAN    Bond Anticipation Note
    GO     General Obligation
    HFA    Housing Finance Agency/Authority
    IDA    Industrial Development Authority
    IDB    Industrial Development Board
    IDR    Industrial Development Revenue
    MFHR   Multi-Family Housing Revenue
    PCFA   Pollution Control Financing Authority
    PCR    Pollution Control Revenue
    PPB    Periodic Put Bond
    RAN    Revenue Anticipation Note
    RAW    Revenue Anticipation Warrant
    SFMR   Single Family Mortgage Revenue
    TAN    Tax Anticipation Note
    TRAN   Tax & Revenue Anticipation Note
    VRDN   Variable Rate Demand Note

    See notes to financial statements.


8



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $25,382,300

EXPENSES
  Advisory fee (Note B)                                $3,169,308
  Distribution assistance and administrative service
    (Note C)                                            1,840,714
  Transfer agency                                         590,290
  Registration fees                                       135,213
  Custodian fees                                          129,571
  Printing                                                 76,802
  Audit and legal fees                                     25,512
  Trustees' fees                                            9,558
  Miscellaneous                                            31,788
  Total expenses                                        6,008,756
  Less: expense reimbursement and fee waiver               13,994
                                                                      6,022,750
  Net investment income                                              19,359,550

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                       20,132
  Net change in unrealized appreciation of investments                  (17,829)
  Net gain on investments                                                 2,303

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $19,361,853


See notes to financial statements.


9



STATEMENTS OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                              DECEMBER 31,1995    YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 1995
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   19,359,550   $   31,671,376
  Net realized gain (loss) on investments              20,132       (1,793,640)
  Net change in unrealized appreciation of
    investments                                       (17,829)      (3,201,732)
  Net increase in net assets from operations       19,361,853       26,676,004

OTHER CAPITAL CONTRIBUTIONS
  Total increase                                           -0-       3,218,975

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (19,359,550)     (31,671,376)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                        (105,093,469)      56,798,166
  Total increase (decrease)                      (105,091,166)      55,021,769

NET ASSETS
  Beginning of period                           1,189,291,352    1,134,269,583
  End of period                                $1,084,200,186   $1,189,291,352


See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio (the 'Portfolio'), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $331,628 for the six months ended December 31, 1995.


11



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1995, the distribution amounted to $1,584,932. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $255,782 of which $56,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $1,934,177, of which $5,613 expires in the year 2001, $134,924 expires in the year 2002 and $1,793,640 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1995, capital paid-in aggregated $1,086,114,231. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                             DECEMBER 31,1995       JUNE 30,
                                                 (UNAUDITED)          1995
                                             ----------------   ---------------
Shares sold                                    2,262,733,465     4,443,583,142
Shares issued on reinvestments of dividends       19,359,550        31,671,376
Shares redeemed                               (2,387,186,484)   (4,418,456,352)
Net increase (decrease)                         (105,093,469)       56,798,166


12



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                        SIX MONTHS
                                           ENDED
                                        DECEMBER 31,               YEAR ENDED JUNE 30,
                                            1995      --------------------------------------------
                                        (UNAUDITED)     1995        1994     1993    1992    1991
                                        ------------  ----------  -------  -------  ------  ------
Net asset value, beginning of period       $1.00       $1.00       $1.00    $1.00   $1.00   $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                       .015        .028        .018     .020    .034    .046
Net realized and unrealized loss on
  investments                                 -0-      (.003)         -0-      -0-     -0-     -0-
Net increase in net asset value from
  operations                                .015        .025        .018     .020    .034    .046

ADD: CAPITAL CONTRIBUTIONS
  (SEE NOTE B)
Capital Contributed by the Adviser            -0-       .003          -0-      -0-     -0-     -0-

LESS: DISTRIBUTIONS
Dividends from net investment income       (.015)      (.028)      (.018)   (.020)  (.034)  (.046)
Net asset value, end of period             $1.00       $1.00       $1.00    $1.00   $1.00   $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                           3.07%(b)    2.83%(c)    1.81%    2.05%   3.48%   4.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(in millions)    $1,084      $1,189      $1,134   $1,016    $914    $883
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                           .95%(b)     .94%        .92%     .92%    .92%    .89%
  Expenses, before waivers and
    reimbursements                           .95%(b)     .95%        .94%     .94%    .95%    .95%
  Net investment income (d)                 3.05%(b)    2.78%       1.80%    2.02%   3.40%   4.57%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset during the period, and redemption on the last day of the period.

(b)  Annualized.

(c) The capital contribution by the Adviser described in Note B had no effect on total return.

(d)  Net of expenses reimbursed or waived by the Adviser.


13



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


14



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 6 4 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601036
AMTSR